Consolidated Statements of Changes in Equity - AUD ($)	Total	Issued Equity [member]	Reserve [member]	Accumulated losses [member]
At the beginning of reporting period, amount at Jun. 30, 2022	$ 94,077,366	$ 367,407,757	$ 29,004,818	$ (302,335,209)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	3,592,502	0	3,592,502	0
Loss after income tax expense for the year	(39,896,348)	0	0	(39,896,348)
Total comprehensive income/(loss) for the year	(36,303,846)	0	3,592,502	(39,896,348)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	75,937,746	75,937,746	0	0
Conversion of Convertible Notes	756,551	1,045,012	(2,589,486)	2,301,025
Employee share based payment	2,001,572	0	2,001,572	0
Exercise of vested performance rights	0	1,881,688	(1,881,688)	0
At reporting date, amount at Jun. 30, 2023	136,469,389	446,272,203	30,127,718	(339,930,532)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	(1,421,191)	0	(1,421,191)	0
Loss after income tax expense for the year	(42,716,625)	0	0	(42,716,625)
Total comprehensive income/(loss) for the year	(44,137,816)	0	(1,421,191)	(42,716,625)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	95,393,883	95,393,883	0	0
Conversion of Convertible Notes	0	0	0	0
Employee share based payment	1,796,286	0	1,796,286	0
Exercise of vested performance rights	0	439,101	(439,101)	0
At reporting date, amount at Jun. 30, 2024	189,521,742	542,105,187	30,063,712	(382,647,157)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	14,384,243	0	14,384,243	0
Loss after income tax expense for the year	(61,434,165)	0	0	(61,434,165)
Total comprehensive income/(loss) for the year	(47,049,922)	0	14,384,243	(61,434,165)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	0	0	0	0
Conversion of Convertible Notes	0	0	0	0
Employee share based payment	1,163,543	0	1,163,543	0
Exercise of vested performance rights	0	2,626,643	(2,626,643)	0
At reporting date, amount at Jun. 30, 2025	$ 143,635,363	$ 544,731,830	$ 42,984,855	$ (444,081,322)